Property and Equipment, Net (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Depreciation expense	$ 83,597	$ 39,344	$ 349,264	$ 280,872
Property plant and equipment	$ 999,807		1,072,132	1,316,603
Capital Lease Agreements [Member]
Property plant and equipment			$ 106,651	$ 202,716